LEASE (Tables)	12 Months Ended
Dec. 31, 2019
LEASE
Schedule of supplemental cash flow information related to leases

Year ended,
December 31, 2019
RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	22,896
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	29,667

Schedule of ROU assets and lease liabilities

Year ended,
December 31, 2019
RMB
Right-of-use assets	55,362
Operating lease liabilities-current	21,020
Operating lease liabilities-non current	31,184

Schedule of weighted-average remaining lease term and weighted-average discount rate

Year ended,
December 31, 2019
RMB
Weighted-average remaining lease term	2.27
Weighted-average discount rate	9.88%

Schedule of maturities of operating lease liabilities

The maturities of operating lease liabilities as of December 31, 2019 under ASC 842, are as follows:

Years ending	RMB
2020	26,157
2021	26,260
2022	5,177
2023	269
2024 and thereafter	—
Total undiscounted lease payments	57,863
Imputed interest	(5,659)
Total lease liabilities	52,204

Schedule of undiscounted maturities of operating leases under ASC 840	The undiscounted maturities of operating leases as of December 31, 2018 under ASC 840, are as follows:

Years ending	RMB

2019	13,118
2020	8,009
2021	4,280
2022	1,353
2023 and thereafter	336